OPERATING SEGMENTS AND GEOGRAPHIC AREAS (Reconciliation of EBITDA to Income Before Income Taxes) (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Reconciliation of EBITDA to Income Before Income Taxes [Abstract]
EBITDA	$ 7,200	[1]	$ 4,828	[1]	$ 4,075	[1]
Depreciation and amortization	2,962		2,827		2,236
Plus interest income	37		39		86
Interest expense and amortization of debt discount	1,473		1,571		648
Income from Continuing Operations Before Income Taxes	$ 2,802		$ 469		$ 1,277

[1]	A reconciliation of EBITDA to “Income from Continuing Operations Before Income Taxes” is provided below.